Auer Growth Fund
Schedule of Investments
February 28, 2025 (Unaudited)
COMMON STOCKS — 84.40% Shares Fair Value
Communications — 1.13%
Opera Ltd. - ADR
(a)
34,000 $ 634,440
Consumer Discretionary — 7.21%
AMREP Corp.
(a)
16,000 409,600
General Motors Co. 28,000 1,375,640
GigaCloud Technology, Inc., Class A
(a)
46,000 778,780
Green Brick Partners, Inc.
(a)
18,000 1,075,140
Landesa Home Corp.
(a)
57,000 405,840
4,045,000
Energy — 12.27%
APA Corp. 22,000 455,400
Borr Drilling Ltd.
(a)
200,000 508,000
California Resources Corp. 12,000 535,440
Coterra Energy, Inc. 21,000 566,790
First Solar, Inc.
(a)
7,500 1,021,350
Greenfire Resources Ltd
(a)
43,000 255,850
Noble Corp. PLC 21,000 543,900
North American Construction Group Ltd.
(a)
35,000 616,000
Ring Energy, Inc.
(a)
550,000 704,000
Tidewater, Inc.
(a)
21,000 958,020
Valaris Ltd.
(a)
20,000 714,000
6,878,750
Financials — 27.34%
AG Mortgage Investment Trust, Inc. 45,000 340,650
Banc of California, Inc. 37,000 550,190
BankUnited, Inc. 9,000 338,220
Capitol Federal Financial, Inc. 51,000 301,920
Carter Bankshares, Inc.
(a)
17,000 294,780
Citigroup, Inc. 7,700 615,615
Eagle Bancorp Montana, Inc.
(a)
20,000 357,600
Enstar Group Ltd.
(a)
2,000 665,600
First Bank 24,000 366,720
First Internet Bancorp 36,000 1,068,120
First Savings Financial Group, Inc.
(a)
15,000 384,300
Goldman Sachs Group, Inc. (The) 3,000 1,866,870
Hamilton Insurance Group Ltd.
(a)
82,000 1,603,920
Hanover Bancorp, Inc./NY
(a)
16,000 385,120
Hennessy Advisors, Inc.
(a)
25,000 278,250
Investar Holding Corp. 15,000 280,950
Janus Henderson Group PLC 7,000 295,400
Jefferies Financial Group, Inc. 13,500 893,700
Lincoln National Corp. 17,000 663,000
NB Bancorp, Inc.
(a)
16,000 309,120
NerdWallet, Inc., Class A
(a)
27,000 275,400
Old Point Financial Corp.
(a)
9,000 276,210
OptimumBank Holdings, Inc.
(a)
67,000 294,800

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
COMMON STOCKS — 84.40% - (continued) Shares Fair Value
Financials — 27.34% - (continued)
PRA Group, Inc.
(a)
28,000 $ 586,040
Redwood Trust, Inc. 47,000 313,960
Shore Bancshares, Inc.
(a)
22,500 340,538
Siebert Financial Corp.
(a)
70,000 182,000
Third Coast Bancshares, Inc.
(a)
9,000 322,380
VersaBank 47,000 587,030
Waterstone Financial, Inc. 21,000 295,470
15,333,873
Health Care — 11.33%
Aurinia Pharmaceuticals, Inc.
(a)
190,000 1,510,500
Catalyst Pharmaceuticals, Inc.
(a)
80,000 1,831,200
Harmony Biosciences Holdings, Inc.
(a)
37,000 1,252,450
Protalix Biotherapeutics, Inc.
(a)
200,000 466,000
SIGA Technologies, Inc. 90,000 494,100
United Therapeutics Corp.
(a)
2,500 800,125
6,354,375
Industrials — 6.29%
Costamare, Inc. 93,000 946,740
Optex Systems Holdings, Inc.
(a)
50,000 288,000
Orion Group Holdings, Inc.
(a)
100,000 712,000
Pyxis Tankers, Inc.
(a)
60,000 211,800
Seanergy Maritime Holdings Corp. 130,000 897,000
Star Bulk Carriers Corp. 30,000 468,900
3,524,440
Materials — 15.83%
Anglogold Ashanti PLC 27,000 795,690
Aspen Aerogels, Inc.
(a)
36,000 273,960
B2Gold Corp. 375,000 997,500
Coeur Mining, Inc.
(a)
52,000 267,800
Eldorado Gold Corp.
(a)
52,000 716,040
Equinox Gold Corp.
(a)
88,000 564,960
Galiano Gold, Inc.
(a)
450,000 508,500
IAMGOLD Corp.
(a)
140,000 772,800
Kinross Gold Corp. 63,000 675,360
Kronos Worldwide, Inc.
(a)
28,000 245,000
MAG Silver Corp.
(a)
26,000 390,260
New Gold, Inc.
(a)
225,000 612,000
Newmont Goldcorp Corp. 14,000 599,760
Ramaco Resources, Inc., Class A 42,000 375,480
Ramaco Resources, Inc., Class B 579 5,124
Silvercorp Metals, Inc.
(a)
95,000 335,350
Ternium SA - ADR 18,000 520,020
TRX Gold Corp.
(a)
760,000 219,944
8,875,548

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
COMMON STOCKS — 84.40% - (continued) Shares Fair Value
Technology — 3.00%
Immersion Corp. 36,000 $ 289,440
Micron Technology, Inc. 12,000 1,123,560
Ultra Clean Holdings, Inc.
(a)
11,000 270,600
1,683,600
Total Common Stocks (Cost $49,392,324) 47,330,026
MONEY MARKET FUNDS — 15.69%
Fidelity Investments Money Market Government Portfolio, Class I, 4.24%
(b)
8,798,795 8,798,795
Total Money Market Funds (Cost $8,798,795) 8,798,795
Total Investments — 100.09%
    (Cost $58,191,119) 56,128,821
Liabilities in Excess of Other Assets — (0.09)% (52,716)
NET ASSETS — 100.00% $ 56,076,105
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2025.
ADR - American Depositary Receipt